Segment Information - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax (Details) - Reportable Segments [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment gross loss	$ (15,143,472)	$ (8,494,967)
Selling and marketing expenses	(11,874,108)	(9,075,071)
General and administrative expenses	(9,960,204)	(8,819,171)
Consultancy and professional fees	(544,434)	(764,342)
Government grants	965,162	871,385
Finance costs	(1,625,982)	(66,111)
Finance income	408,656	188,881
Other income	337,797	297,173
Impairment of goodwill		(600,000)
Share of loss of a joint venture		(362,978)
Fair value change of embedded derivatives	558,241
Fair value change of warrant liabilities	243,246	221,413
Foreign exchange loss, net	232,417	(599,773)
Loss before tax	$ (36,402,681)	$ (27,203,561)